Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (61,233)	$ (113,037)	$ (340,087)	$ (89,562)	$ (202,562)
Net loss (income) from discontinued operations	(665)	(18,865)	157,580	(21,742)	13,101
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	20,513	16,837	37,491	35,213	32,507
Amortization of intangible assets	38,663	39,646	79,964	83,944	86,412
Amortization of debt issuance costs and non-cash interest expense	3,815	4,235	7,850	8,692	8,012
Stock-based compensation expense	1,521	1,152	1,805	1,869	2,155
Impairment of goodwill					49,600
Loss (gain) on disposal of assets, net	530	258	1,447	(1,118)	(1,012)
Deferred income tax provision (benefit)	3,812	3,735	5,940	(10,710)	9,809
Loss on modification and extinguishment of debt		67,967	68,473	938	1,059
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(4,209)	(5,949)	(8,064)	(14,460)	(19,459)
Inventories	(5,650)	(8,751)	(8,106)	(19,497)	3,239
Prepaid expenses and other assets	(637)	(2,032)	(7,516)	11,424	(8,669)
Accrued interest	(5,937)	(5,420)	(12,600)	(81)	(1,969)
Accounts payable and other current liabilities	(2,589)	(1,945)	25,488	7,725	3,808
Net cash (used in) provided by continuing operating activities	(12,066)	(22,169)	9,665	(7,365)	(23,969)
Net cash (used in) provided by discontinued operations	(8,853)	29,397	39,861	53,852	53,749
Net cash (used in) provided by operating activities	(20,919)	7,228	49,526	46,487	29,780
Cash Flows From Investing Activities:
Purchases of property and equipment	(31,500)	(16,608)	(44,089)	(52,741)	(37,484)
Cash paid in connection with acquisitions, net of cash acquired			(24,000)	(4,587)	(1,953)
Proceeds from disposition of assets	700
Other investing activities, net			27	(1,038)	(1,626)
Net cash used in investing activities from continuing operations	(30,800)	(16,608)	(68,062)	(58,366)	(41,063)
Net cash used in investing activities from discontinued operations		(451)	(575)	(52)
Net cash used in investing activities	(30,800)	(17,059)	(68,637)	(58,418)	(41,063)
Cash Flows from Financing Activities:
Proceeds from issuance of debt	63,000	2,445,826	2,518,033	1,000,294	549,417
Repayments of debt obligations	(18,913)	(2,356,121)	(2,419,027)	(990,219)	(523,037)
Payment of debt issuance, modification and extinguishment costs		(61,662)	(62,375)	(1,812)	(2,387)
Payment of contingent consideration				(5,690)
Cash paid in connection with the cancellation of vested options				(2,001)
Dividend paid by subsidiary to owners of noncontrolling interests			(541)	(617)	(684)
Exercise of stock options			11	22	0
Net cash provided by (used in) financing activities	44,087	28,043	36,101	(23)	23,309
Effect of exchange rate changes on cash and cash equivalents	388	(971)	809	(480)	329
Net (decrease) increase in cash and cash equivalents	(7,244)	17,241	17,799	(12,434)	12,355
Cash and cash equivalents at the beginning of the period	48,943	31,144	31,144	43,578	31,223
Cash and cash equivalents at the end of the period	41,699	48,385	48,943	31,144	43,578
Supplemental disclosures of cash flow information:
Cash paid for interest	86,793	88,506	176,739	165,469	171,361
Cash paid for taxes, net	2,684	3,753	$ 7,584	$ 7,442	$ 7,834
Non-cash investing activities:
Purchases of surgical instruments included in accounts payable	$ 4,234	$ 2,383